Consolidated Balance Sheets - USD ($)	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2020
Current assets
Cash and cash equivalents	$ 1,082,446	$ 928,796	$ 79,847
Accounts receivable, net	1,209,253	762,487
Inventories, net	8,669,721	3,693,216	919,644
Prepaid inventory	1,777,905	140,047
Loan and interest receivable	2,355,349
Prepaid expenses and other current assets		200,160	381,510
Prepaid expenses and other current assets	99,785	60,113
Total current assets	15,194,459	5,584,659	1,381,001
Goodwill	1,240,000
Other intangible assets, net	2,200,105	112,853
Total assets	18,634,564	5,697,512	1,381,001
Current liabilities
Accounts payable and accrued expenses	7,942,523	2,050,476	1,108,488
Accrued payroll and bonuses	1,612,531	1,283,464	257,730
Deferred revenue	18,508	99,531	179,366
Accrued interest - related party	850,092	747,636	138,967
Notes payable - related party, net	2,000,000	6,143,223	2,100,000
Convertible notes payable, net	7,577,778		82,128
Derivative liabilities	8,926,083	13,813,449	620,238
Total current liabilities	28,927,515	24,137,779	4,486,917
Long-term liabilities
Long-term portion of convertible notes payable, net			1,493,939
Note payable, net		10,477	393,975
Total liabilities	28,927,515	24,148,256	6,374,831
Commitments and contingencies (Note 11)
Shareholders’ deficit
Common stock, $0.001 par value, 300,000,000 shares authorized, 41,888,372 and 27,642,828 shares issued and outstanding as of January 31, 2022 (unaudited) and April 30, 2021, respectively; 0 and 6,921,299 shares issuable as of January 31, 2022 (unaudited) and April 30, 2021, respectively	41,888	27,643	24,749
Additional paid-in capital	63,166,203	10,365,056	5,214,970
Accumulated other comprehensive loss	(46,976)	(20,170)	(5,036)
Accumulated deficit	(73,454,066)	(28,823,273)	(10,228,513)
Total shareholders’ deficit	(10,292,951)	(18,450,744)	(4,993,830)
Total liabilities and shareholders’ deficit	$ 18,634,564	$ 5,697,512	$ 1,381,001